TAXES ON INCOME	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
TAXES ON INCOME

NOTE 15:-TAXES ON INCOME

a.Israeli taxation:

1.Measurement of taxable income:

The Company has elected to file its tax return under the Israeli Income Tax Regulations 1986 (Principles Regarding the Management of Books of Account of Foreign Invested Companies and Certain Partnerships and the Determination of Their Taxable Income). Accordingly, starting tax year 2003, results of operations in Israel are measured in terms of earnings in U.S. dollars.

2.Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (the "Law"):

According to the Law, the Company is entitled to various tax benefits by virtue of the "Approved Enterprise" status granted to part of their enterprises, as implied by this Law. The principal benefits by virtue of the Law are:

According to the provisions of the Law, the Company has chosen to enjoy the "Alternative" track. Under this track, the Company is tax exempt in the first two years of the benefit period and subject to tax at the reduced rate of 10%-25% for the remaining benefit period. The benefit period under Approved Enterprise starts with the first year the benefited enterprise earns taxable income, provided that 14 years have not passed since the approval was granted and 12 years have not passed since the enterprise began operating.

Generally, a company that is Abundant in Foreign Investment is entitled to an extension of the benefits period by an additional five years.

The tax benefits under the Approved Enterprise are conditional upon the fulfillment of the conditions stipulated by the Law, regulations published and the letters of approval for the investments in the approved enterprises. Non-compliance with the conditions may cancel all or part of the benefits and refund of the amount of the benefits, including interest.

The Company has three capital investment programs that have been granted Approved Enterprise status, under the Law.

As of December 31, 2022, the 14 years have passed for the three Approved Enterprise programs.

Income from sources other than the "Approved Enterprise" during the benefit period will be subject to the tax at the regular tax rate.

The Company believes it will continue to enjoy its current tax benefits in accordance with the provisions of the Investment Law prior to the 2005 Amendment.

In December 2016, the Knesset passed an additional amendment to the Law which provides for additional benefits to Preferred Technological Enterprises by reducing the tax rate on preferred Technological Enterprise income (as such is defined in Amendment 73) to 12% (the "Amendment"). This Amendment came into effect in May 2017 when the Minister of Finance promulgated the regulations for its implementation. The Company has evaluated the effect of the adoption of the Amendment on its financial statements, and as of the date of the approval of the financial statements, the Company did not apply the Amendment. The Company may change its position in the future.

3.Tax benefits under the Law for the Encouragement of Industry (Taxes), 1969:

The Encouragement Law provides several tax benefits for industrial companies. An industrial company is defined as a company resident and located in Israel, at least 90% of the income of which in a given tax year exclusive of income from specified Government loans, capital gains, interest and dividends, is derived from an industrial enterprise owned by it. An industrial enterprise is defined as an enterprise whose major activity in a given tax year is industrial production activity.

Management believes that the Company is currently qualified as an "industrial company" under the Encouragement Law and, as such, enjoys tax benefits, including: (1) deduction of purchase of know-how and patents and/or right to use a patent over an eight-year period; (2) the right to elect, under specified conditions, to file a consolidated tax return with additional related Israeli industrial companies and an industrial holding company; (3) accelerated depreciation rates on equipment and buildings; and (4) expenses related to a public offering on the Tel-Aviv Stock Exchange and on recognized stock markets outside of Israel, are deductible in equal amounts over three years.

Eligibility for benefits under the Encouragement Law is not subject to receipt of prior approval from any Governmental authority. No assurance can be given that the Israeli tax authorities will agree that the Company qualifies, or, if the Company qualifies, that the Company will continue to qualify as an industrial company or that the benefits described above will be available to the Company in the future.

4.Tax rates:

Taxable income of Israeli companies was subject to tax at the rate - 23% in the years 2020, 2021 and 2022.

The effective tax rate payable by a company which is taxed under the Investment Law may be considerably lower (see also note 15.a2 above). Israeli corporations are generally taxed at the corporate income tax rate on their capital gains.

The Company's tax assessments through 2016 tax year are considered final.

b.	Income taxes for non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective counties of residence.

c.	The income tax expense for the years ended December 31, 2020, 2021 and 2022 consisted of the following:

	Year ended December 31,
	2020	2021	2022

Current	$2,641	$2,181	$1,140
Deferred	(23)	8,828	1,306

	$2,618	$11,009	$2,446

Domestic (Israel)	$839	$8,844	$664
Foreign	1,779	2,165	1,782

	$2,618	$11,009	$2,446

d.Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2021	2022
Deferred tax assets:

Net operating loss carry forward	$64,353	$65,148
Temporary differences:
Allowance for credit loss	13,595	17,087
Research and development	6,003	6,092
Lease liabilities	4,975	3,891
Unrealized foreign exchange gains/losses	1,197	2,285
Vacation	539	591
Severance	1,012	1,090
Other	-	1,652

Deferred tax assets before valuation allowance	91,674	97,836
Valuation allowance	(86,191)	(93,529)

Deferred tax assets	5,483	4,307

Deferred tax liabilities:
Property and equipment, net	(315)	(145)
Right-of-use lease assets	(4,609)	(4,140)
Unrealized foreign exchange gains/losses	(303)	-
Other	(256)	(22)

Deferred tax asset, net	$-	$-

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that all or some portion of the deferred tax assets will not be realized in each tax jurisdiction. The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences are deductible and net operating losses are utilized. Based on consideration of these factors, the Company recorded valuation allowance amounting $86,191 and $93,529 as of December 31, 2021 and 2022 respectively.

e.	Net operating loss carry forward and capital loss:

As of December 31, 2022, the Company has accumulated net operating losses and capital loss for Israeli income tax purposes in the amount of approximately $195,722 and $8,130, respectively. The net operating losses and capital loss may be carried forward and offset against taxable income in the future for an indefinite period.

As of December 31, 2022, the Company's Norwegian subsidiary had a net operating loss carry forward of approximately $16,023 that can be carried forward. The net operating losses may be carried forward and offset against taxable income in the future for an indefinite period.

As of December 31, 2022, the Company's Brazilian subsidiary had a net operating loss carryforward of approximately $31,775 that can be carried forward. The net operating losses may be carried forward and offset against taxable income in the future for an indefinite period. The offset is limited to a maximum 30% of the annual taxable income.

f.Income (Loss) before taxes is comprised as follows:

	Year ended December 31,
	2020	2021	2022

Domestic	$(24,192)	$(5,430)	$(20,850)
Foreign	10,697	1,611	3,607

	$(13,495)	$(3,819)	$(17,243)

g.Reconciliation of the theoretical tax expense to the actual tax expense:

Reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the statements of operations is as follows:

	Year ended December 31,
	2020	2021	2022
Income (loss) before taxes as reported in the consolidated statements of operations	$(13,495)	$(3,819)	$(17,243)

Statutory tax rate	23%	23%	23%

Theoretical tax expenses (income) on the above amount at the Israeli statutory tax rate	$(3,104)	$(878)	$(3,966)
Non-deductible expenses and other permanent differences	(111)	(1,602)	265
Non-deductible expenses related to employee stock options	383	590	819
Deferred tax assets on losses and other temporary differences for which valuation allowance was provided, net	5,318	12,326	5,378
Other	132	573	(50)

Actual tax expense (benefit)	$2,618	$11,009	$2,446

h.A reconciliation of the beginning and ending balances of unrecognized tax benefits related to uncertain tax positions is as follows:

	December 31,
	2021	2022

Beginning balance	$2,421	$2,367
Decreases in tax positions for prior years	(538)	(537)
Increases related to tax positions taken during prior years	59	132
Increase related to tax positions taken during the current year	425	330

Ending balance	$2,367	$2,291

The Company has further accrued $349 due to interest and penalty related to uncertain tax positions as of December 31, 2022.